PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 95.9%
Asset-Backed Securities 0.6%
Collateralized Loan Obligations
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	2.403%(c)	07/20/32	7,000	$6,880,295
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290% (Cap N/A, Floor 1.290%)	2.136(c)	10/15/32	7,500	7,387,395
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	2.203(c)	01/20/31	14,250	14,043,375

Total Asset-Backed Securities (cost $28,627,928)				28,311,065
Bank Loans 8.4%
Airlines 0.4%
United Airlines, Inc., Class B Term Loan, 1 Month LIBOR + 3.750%	4.711(c)	04/21/28	21,579	20,954,441
Chemicals 1.0%
Alpha BV (United Kingdom), Initial Dollar Term Loan, 1 Month LIBOR + 2.500%	3.560(c)	03/18/28	11,647	11,301,736
Diamond BC BV, Term Loan B, 1 Month LIBOR + 2.750%	3.929(c)	09/29/28	12,569	11,916,509
LSF11 A5 HoldCo LLC, Term Loan B, Term SOFR + 3.500%	4.649(c)	10/15/28	6,335	6,042,006
Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 3 Month LIBOR + 3.000%	4.006(c)	10/01/25	10,705	10,339,349
Venator Materials LLC, Initial Term Loan, 1 Month LIBOR + 3.000%^	4.060(c)	08/08/24	9,400	8,859,411
				48,459,011
Commercial Services 0.8%
Cimpress PLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	4.560(c)	05/17/28	7,146	6,788,700

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Commercial Services (cont’d.)
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1 Month LIBOR + 2.250%	3.310%(c)	12/01/28	13,830	$13,481,133
Verscend Holding Corp., New Term Loan B, 1 Month LIBOR + 4.000%	5.060(c)	08/27/25	17,791	17,390,798
				37,660,631
Electric 0.1%
Heritage Power LLC, Term Loan B, 1 - 3 Month LIBOR + 6.000%	7.000(c)	07/30/26	10,395	4,465,711
Electronics 0.3%
II-VI, Inc., Term Loan	—(p)	12/08/28	14,775	14,393,317
Entertainment 0.2%
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	4.030(c)	10/21/24	9,572	9,356,994
Healthcare-Services 0.3%
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.810(c)	11/16/25	16,066	15,423,226
Insurance 0.0%
Asurion LLC, New B-9 Term Loan, 1 Month LIBOR + 3.250%	4.310(c)	07/31/27	2,054	1,940,239
Media 0.0%
Diamond Sports Group LLC,
Second Lien Term Loan, Term SOFR + 3.250%	4.092(c)	08/24/26	1,554	463,331
Term Loan, Term SOFR + 8.000%	9.000(c)	05/25/26	1,842	1,849,428
				2,312,759

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Oil & Gas 0.5%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.021%(c)	11/01/25	21,327	$22,624,385
Citgo Holding, Inc., Term Loan, 3 Month LIBOR + 7.000%	7.764(c)	08/01/23	25	24,711
				22,649,096
Packaging & Containers 0.4%
Trident TPI Holdings, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%	4.256(c)	10/17/24	14,370	14,015,145
Tranche B-3 DDTL Commitments, 1 Month LIBOR + 4.000%	4.764(c)	09/15/28	332	316,892
Tranche B-3 Initial Term Loans, 1 Month LIBOR + 4.000%	5.060(c)	09/15/28	3,725	3,554,263
				17,886,300
Pharmaceuticals 0.4%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.500%	3.560(c)	03/01/24	18,813	18,444,621
Gainwell Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	5.006(c)	10/01/27	4,183	4,078,581
				22,523,202
Retail 0.2%
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	4.510(c)	12/17/27	8,684	7,920,117
White Cap Buyer LLC, Term Loan, SOFR + 3.750%	4.450(c)	10/19/27	3,960	3,779,253
				11,699,370
Software 1.8%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	4.810(c)	10/02/25	18,844	18,045,824
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	6.560(c)	02/27/26	1,125	1,078,594

Camelot Co. (Luxembourg), Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.060(c)	10/30/26	2,938	2,834,989

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)

Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR + 3.250%	4.273%(c)	02/06/26	9,877	$9,558,371
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.739(c)	06/13/24	26,545	25,008,940
Greeneden U.S. Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	5.060(c)	12/01/27	5,036	4,888,939
Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28	2,896	2,751,866
Skillsoft Finance II, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	6.187(c)	07/14/28	9,952	9,504,215
TIBCO Software, Inc., Term Loan B-3, 3 Month LIBOR + 3.750%	4.520(c)	06/30/26	12,851	12,609,786
UKG, Inc., First Lien 2021-2 Incremental Term Loan, 3 Month LIBOR + 3.250%	4.212(c)	05/04/26	5,555	5,328,109
				91,609,633
Telecommunications 2.0%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	4.310(c)	05/27/24	9,311	8,225,021
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, Term SOFR + 4.250%	4.920(c)	02/01/29	32,148	30,251,251
Viasat, Inc., Initial Term Loan, Term SOFR + 4.500%	5.649(c)	03/02/29	15,666	15,078,140
West Corp.,
Incremental B1 Term Loan, 1 Month LIBOR + 3.500%	4.560(c)	10/10/24	7,153	6,348,104
Initial Term B Loan, 1 Month LIBOR + 4.000%	5.060(c)	10/10/24	30,153	26,886,600

Xplornet Communications, Inc. (Canada), Refinancing Term Loan, 1 Month LIBOR + 4.000%	5.060(c)	10/02/28	12,736	11,685,280
				98,474,396

Total Bank Loans (cost $441,074,236)				419,808,326
Corporate Bonds 79.6%
Advertising 0.0%
National CineMedia LLC, Sr. Unsec’d. Notes(a)	5.750	08/15/26	1,875	977,830

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense 2.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000%	02/15/28	15,150	$12,750,249
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	17,950	16,416,713
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	13,100	12,717,170
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	8,866	8,635,313
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	14,325	13,127,120

Maxar Space Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	10,231	10,832,364
Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	6,836	6,875,562
TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	8,575	8,654,390
TransDigm, Inc.,
Gtd. Notes	5.500	11/15/27	20,458	19,590,230
Gtd. Notes(a)	7.500	03/15/27	7,970	8,119,246
Sr. Sec’d. Notes, 144A	6.250	03/15/26	7,425	7,553,788
				125,272,145
Airlines 1.1%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	11.750	07/15/25	2,721	3,091,005
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.500	04/20/26	39,119	38,711,239
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	2,875	2,858,034
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	11,450	11,055,412
				55,715,690
Apparel 0.2%
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	9,090	9,057,104
Auto Manufacturers 0.3%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A(a)	4.750	10/01/27	5,775	5,543,576
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	5.584	03/18/24	1,525	1,548,664

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	7.750%	10/15/25	6,625	$6,538,575
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	2,950	2,509,978
				16,140,793
Auto Parts & Equipment 0.6%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	5,475	5,091,268
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	1,516	1,460,037
Gtd. Notes(a)	6.500	04/01/27	3,125	2,969,197
Gtd. Notes(a)	6.875	07/01/28	3,000	2,895,754

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	12,473	12,358,775
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	1,400	1,339,419
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	2,300	2,254,887
				28,369,337
Banks 0.3%
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	4,475	3,962,709
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	10,115	10,262,783
				14,225,492
Building Materials 1.2%
Cemex SAB de CV (Mexico), Gtd. Notes, 144A	7.375	06/05/27	1,885	1,959,298
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	3,075	2,913,917
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	450	413,559
Gtd. Notes, 144A(a)	4.875	12/15/27	6,927	6,310,601

Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28	1,652	1,650,330
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	9,100	8,637,315

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Standard Industries, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	5.000%	02/15/27	32,511	$31,448,375

Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500	03/15/27	5,409	5,433,039
				58,766,434
Chemicals 2.1%
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(a)	6.750	08/15/24	6,000	5,535,074
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24	9,350	9,267,729
Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	4.250	10/01/28	3,481	3,176,058
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	16,813	16,192,465
Sasol Financing International Ltd. (South Africa), Gtd. Notes(a)	4.500	11/14/22	2,000	2,002,329
SPCM SA (France), Sr. Unsec’d. Notes, 144A(a)	3.125	03/15/27	18,392	16,094,995
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24	9,649	3,614,495
Sr. Sec’d. Notes, 144A	10.875	08/01/24	4,878	4,907,659
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A(a)	5.750	07/15/25	4,070	3,454,720
Sr. Sec’d. Notes, 144A	9.500	07/01/25	25,261	26,146,214
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	4,915	4,596,416
Sr. Sec’d. Notes, 144A	5.625	10/01/24	8,500	8,502,159
				103,490,313
Commercial Services 4.7%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A(a)	5.500	03/01/28	5,453	5,045,089
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	55,846	55,417,603
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	5,975	5,613,221
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	9,966	8,920,106
Sr. Sec’d. Notes, 144A	4.625	06/01/28	3,625	3,213,076

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625%	04/15/26		19,350	$17,412,271
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		14,965	14,407,047
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28		1,020	927,629
Gtd. Notes, 144A(a)	5.750	07/15/27		6,575	6,371,508
Gtd. Notes, 144A	5.750	07/15/27		13,920	13,344,828

Avis Budget Finance PLC, Gtd. Notes	4.750	01/30/26	EUR	1,825	1,910,648
Brink’s Co. (The),
Gtd. Notes, 144A(a)	4.625	10/15/27		1,311	1,241,178
Gtd. Notes, 144A	5.500	07/15/25		3,885	3,881,324

Herc Holdings, Inc., Gtd. Notes, 144A(a)	5.500	07/15/27		24,220	24,275,643
Hertz Corp. (The), Gtd. Notes, 144A	4.625	12/01/26		2,025	1,855,495
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28		5,525	5,237,336
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A(a)	5.000	02/01/25		29,341	29,141,675
United Rentals North America, Inc., Gtd. Notes	4.875	01/15/28		1,200	1,196,796
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26		32,980	34,009,154
					233,421,627
Computers 0.3%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26		2,100	1,952,860
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25		12,417	12,442,775
					14,395,635

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 1.1%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750%	05/15/25	39,987	$40,550,125
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	18,599	16,214,328
				56,764,453
Diversified Financial Services 3.0%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	4.750	12/15/24	20,365	19,211,647
goeasy Ltd. (Canada),
Gtd. Notes, 144A(a)	4.375	05/01/26	4,250	3,807,632
Gtd. Notes, 144A	5.375	12/01/24	27,557	26,358,290

Home Point Capital, Inc., Gtd. Notes, 144A(a)	5.000	02/01/26	4,250	3,496,071
LD Holdings Group LLC,
Gtd. Notes, 144A(a)	6.125	04/01/28	10,350	8,289,546
Gtd. Notes, 144A(a)	6.500	11/01/25	4,975	4,159,179

LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	11,200	10,038,820
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	9,470	8,937,268
Gtd. Notes, 144A	6.000	01/15/27	5,875	5,706,339
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	1,000	893,764
Gtd. Notes	3.875	09/15/28	2,525	2,190,124
Gtd. Notes	6.875	03/15/25	20,447	20,793,123
Gtd. Notes	7.125	03/15/26	19,388	19,890,227
Gtd. Notes	8.250	10/01/23	4,775	4,956,735
Gtd. Notes	8.875	06/01/25	500	522,190

PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375	10/15/25	5,075	4,923,611
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A(a)	2.875	10/15/26	2,000	1,788,248
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	7.875	05/01/27	4,275	4,027,615
				149,990,429

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 1.8%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500%	02/15/28	9,640	$9,243,037
Sr. Sec’d. Notes, 144A	5.250	06/01/26	7,765	7,646,547
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	9,786	9,131,602
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	6,098	6,109,005
Gtd. Notes	6.625	01/15/27	2,376	2,442,214
Gtd. Notes, 144A	5.250	06/15/29	5,000	4,896,819
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	19,991	19,561,516
Gtd. Notes, 144A	5.500	09/01/26	9,867	9,836,692
Gtd. Notes, 144A	5.625	02/15/27	19,625	19,619,030
				88,486,462
Electrical Components & Equipment 0.6%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	23,148	24,056,130
Gtd. Notes, 144A	7.250	06/15/28	5,999	6,301,165
				30,357,295
Electronics 0.4%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	16,109	16,039,347
Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.875	10/15/23	1,800	1,806,817
Gtd. Notes, 144A	5.000	10/01/25	3,495	3,524,391
Gtd. Notes, 144A	5.625	11/01/24	1,100	1,122,722
				22,493,277
Energy-Alternate Sources 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A(a)	6.500	01/15/26	5,525	5,598,693
Engineering & Construction 0.2%
AECOM, Gtd. Notes	5.125	03/15/27	7,640	7,625,216
Artera Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	2,025	1,598,915
				9,224,131

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment 4.0%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000%	06/15/26	2,436	$1,867,315
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25	48,644	49,207,011
Caesars Resort Collection LLC/CRC Finco, Inc., Sr. Sec’d. Notes, 144A(a)	5.750	07/01/25	13,536	13,588,267
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	7,865	7,594,477
Churchill Downs, Inc., Gtd. Notes, 144A(a)	5.500	04/01/27	6,387	6,388,144
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	13,666	13,768,332
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	7,725	7,462,385
Sr. Sec’d. Notes, 144A	6.250	01/15/27	3,725	3,852,289
Sr. Sec’d. Notes, 144A(a)	6.500	02/15/25	24,851	25,541,954

Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	4,000	3,686,392
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A(a)	6.625	11/15/27	9,700	8,791,812
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	19,289	17,825,747
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25	13,910	14,675,797
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	7.750	04/15/25	26,375	26,830,502
				201,080,424
Environmental Control 0.0%
GFL Environmental, Inc. (Canada), Gtd. Notes, 144A(a)	4.000	08/01/28	1,700	1,534,243
Foods 2.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.250	03/15/26	2,135	2,010,375
Gtd. Notes, 144A	4.625	01/15/27	17,925	17,417,140
B&G Foods, Inc.,
Gtd. Notes(a)	5.250	04/01/25	22,380	21,171,936
Gtd. Notes(a)	5.250	09/15/27	17,976	16,100,130

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A(a)	7.500%	04/15/25		24,686	$23,276,124
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	6.750	02/15/28		630	655,347
Lamb Weston Holdings, Inc., Gtd. Notes, 144A(a)	4.875	05/15/28		1,000	990,441
Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	6,500	7,003,006
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27		21,900	22,425,381
Post Holdings, Inc., Gtd. Notes, 144A(a)	5.750	03/01/27		3,199	3,264,051
US Foods, Inc., Sr. Sec’d. Notes, 144A	6.250	04/15/25		5,950	6,128,773
					120,442,704
Gas 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		18,924	18,845,229
Sr. Unsec’d. Notes	5.625	05/20/24		7,218	7,344,963
Sr. Unsec’d. Notes	5.750	05/20/27		10,873	10,782,099
Sr. Unsec’d. Notes	5.875	08/20/26		11,889	12,086,511
					49,058,802
Healthcare-Services 2.8%
HCA, Inc.,
Gtd. Notes(a)	5.375	09/01/26		710	738,985
Gtd. Notes	7.050	12/01/27		23,730	25,888,572
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27		18,255	17,053,659
Sr. Sec’d. Notes, 144A	6.750	04/15/25		7,375	7,517,992

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25		35,586	34,149,419
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26		17,443	17,726,232
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28		9,343	9,118,700
Sr. Sec’d. Notes(a)	4.625	07/15/24		7,979	7,997,630
Sr. Sec’d. Notes, 144A	4.875	01/01/26		2,575	2,573,555

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Sec’d. Notes, 144A	5.125%	11/01/27	4,642	$4,605,934
Sr. Unsec’d. Notes(a)	6.750	06/15/23	10,375	10,593,388
				137,964,066
Home Builders 4.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28	3,635	3,402,365
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	16,562	14,872,148
Gtd. Notes	6.750	03/15/25	12,045	11,835,489
Gtd. Notes	7.250	10/15/29	6,667	6,248,291

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	6.250	09/15/27	31,689	29,720,336
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	9,196	9,378,222
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	30,366	27,243,080
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	13,810	12,647,682
Gtd. Notes, 144A	5.000	03/01/28	3,150	2,853,039

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	8,974	8,377,780
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	33,644	31,083,934
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	5,200	5,318,938
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	4.750	02/15/28	6,075	5,363,332
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	10,659	9,861,853
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	693	685,981
Gtd. Notes, 144A	5.875	06/15/27	6,681	6,701,304
Gtd. Notes, 144A	6.625	07/15/27	5,786	5,788,404
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	13,425	13,552,688
Gtd. Notes, 144A	5.875	04/15/23	6,545	6,592,181

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250%	06/01/27	21,693	$20,732,986
Gtd. Notes	5.700	06/15/28	2,393	2,286,831
				234,546,864
Household Products/Wares 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A(a)	7.000	12/31/27	3,000	2,406,027
Sr. Sec’d. Notes, 144A	5.000	12/31/26	900	814,690
				3,220,717
Housewares 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.500	10/15/29	1,750	1,576,002
Internet 1.8%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27	11,805	10,514,069
Cogent Communications Group, Inc., Sr. Sec’d. Notes, 144A	3.500	05/01/26	1,150	1,102,728
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A(a)	5.250	12/01/27	15,010	14,940,380
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., Sr. Sec’d. Notes, 144A	4.750	04/30/27	18,380	16,374,189
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	46,405	46,480,248
				89,411,614
Iron/Steel 0.2%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	5,861	5,928,571
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A(a)	6.750	03/15/26	2,800	2,926,130
				8,854,701
Leisure Time 0.0%
Viking Cruises Ltd., Gtd. Notes, 144A	6.250	05/15/25	3,000	2,706,329

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 2.0%
Boyd Gaming Corp., Gtd. Notes(a)	4.750%	12/01/27	1,900	$1,847,001
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	4,250	3,880,078
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	2.900	06/25/25	900	828,622
Sr. Unsec’d. Notes	3.500	08/18/26	700	635,436
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	10,072	9,434,311
Gtd. Notes(a)	4.750	10/15/28	13,264	12,072,377
Gtd. Notes	5.500	04/15/27	17,000	16,561,793
Gtd. Notes(a)	5.750	06/15/25	965	963,418
Gtd. Notes	6.750	05/01/25	11,396	11,577,413

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	22,995	22,122,022
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	4.875	10/01/24	18,078	15,469,866
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	8,839	7,264,292
				102,656,629
Machinery-Diversified 1.3%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	38,660	37,698,670
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	26,957	26,421,465
				64,120,135
Media 10.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	30,239	29,311,073
Sr. Unsec’d. Notes, 144A(a)	5.125	05/01/27	57,054	56,219,361
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	18,629	18,639,503
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	02/01/28	22,800	21,686,078
Gtd. Notes, 144A(a)	5.500	04/15/27	43,776	43,771,044
Sr. Unsec’d. Notes	5.250	06/01/24	2,750	2,718,741
Sr. Unsec’d. Notes	5.875	09/15/22	4,100	4,126,752
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	12,585	11,700,628

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Diamond Sports Group LLC/Diamond Sports Finance Co., Sec’d. Notes, 144A(a)	5.375%	08/15/26	15,460	$5,053,266
DISH DBS Corp.,
Gtd. Notes(a)	5.000	03/15/23	5,555	5,443,042
Gtd. Notes	5.875	07/15/22	9,420	9,436,183
Gtd. Notes(a)	5.875	11/15/24	17,307	15,911,127
Gtd. Notes	7.750	07/01/26	46,200	39,493,159
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	35,012	34,616,387
Gtd. Notes, 144A(a)	7.000	05/15/27	2,000	2,033,139
iHeartCommunications, Inc.,
Gtd. Notes(a)	8.375	05/01/27	24,240	22,743,602
Sr. Sec’d. Notes	6.375	05/01/26	11,945	11,781,463
Sr. Sec’d. Notes, 144A(a)	4.750	01/15/28	12,578	11,343,728

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	23,983	22,907,064
Nexstar Media, Inc., Gtd. Notes, 144A(a)	5.625	07/15/27	40,900	40,805,703
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A	4.500	09/15/26	24,349	22,579,922
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.125	02/15/27	3,020	2,662,710
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	45,428	45,256,140
Sr. Sec’d. Notes, 144A	6.625	06/01/27	12,490	12,667,986
Sr. Sec’d. Notes, 144A(a)	9.500	05/01/25	6,425	6,693,720
Videotron Ltd. (Canada),
Gtd. Notes, 144A	5.125	04/15/27	412	401,111
Gtd. Notes, 144A(a)	5.375	06/15/24	7,288	7,361,243
				507,363,875
Mining 2.5%
Constellium SE, Gtd. Notes, 144A(a)	5.875	02/15/26	4,236	4,211,275
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	20,161	20,151,140
Gtd. Notes, 144A	7.250	04/01/23	8,031	8,032,603
Gtd. Notes, 144A	7.500	04/01/25	17,923	18,121,301

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes	3.875%	03/15/23	15,235	$15,334,394
Gtd. Notes	4.375	08/01/28	1,820	1,756,400

Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26	20,285	18,069,601
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	5,250	4,945,371
Novelis Corp., Gtd. Notes, 144A(a)	3.250	11/15/26	37,023	34,129,049
				124,751,134
Miscellaneous Manufacturing 0.2%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625	07/01/27	11,346	10,959,892
Office/Business Equipment 0.4%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	4.125	05/01/25	7,567	7,490,128
Gtd. Notes	5.500	12/01/24	12,480	12,746,749
				20,236,877
Oil & Gas 3.6%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	4,925	5,024,774
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)	10,985	74,698
Antero Resources Corp., Gtd. Notes, 144A	8.375	07/15/26	2,601	2,823,317
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27	8,489	11,518,869
Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	18,944	20,385,895
Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26	2,425	2,475,860
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(a)	9.250	08/01/24	582	578,343
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A(a)	7.000	06/15/25	9,285	9,310,176

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
CNX Resources Corp., Gtd. Notes, 144A	7.250%	03/14/27	2,650	$2,774,202
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	7,943	8,111,111
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	7,475	7,725,764

EQT Corp., Sr. Unsec’d. Notes	3.900	10/01/27	6,861	6,610,430
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750	02/01/29	1,200	1,174,959
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27	15,478	16,234,135
Nabors Industries Ltd., Gtd. Notes, 144A	7.250	01/15/26	6,225	6,033,019
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25	4,190	4,034,390
Gtd. Notes, 144A	7.375	05/15/27	7,625	7,699,306
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.550	03/15/26	1,200	1,250,308
Sr. Unsec’d. Notes(a)	5.875	09/01/25	5,675	5,932,362
Sr. Unsec’d. Notes	6.950	07/01/24	175	185,651
Sr. Unsec’d. Notes	7.150	05/15/28	5,000	5,518,427

Parkland Corp. (Canada), Gtd. Notes, 144A(a)	5.875	07/15/27	9,825	9,644,571
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	8,221	8,225,295
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	5,578	5,687,102
Gtd. Notes	5.000	03/15/23	11,308	11,337,281

Southwestern Energy Co., Gtd. Notes(a)	8.375	09/15/28	9,234	10,120,280
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	5.875	03/15/28	865	864,930
Gtd. Notes(a)	6.000	04/15/27	6,575	6,715,732

Transocean, Inc., Gtd. Notes, 144A	7.500	01/15/26	900	738,500
				178,809,687
Packaging & Containers 1.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26	5,553	5,167,811

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	5.250%	08/15/27	3,475	$2,901,023

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	11,950	9,873,096
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	17,732	16,402,156
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	10,900	9,974,129
Sr. Sec’d. Notes, 144A(a)	6.750	07/15/26	7,075	6,850,875
Sr. Unsec’d. Notes, 144A(a)	10.500	07/15/27	2,000	1,927,398
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.375	08/15/25	5,435	5,457,509
Gtd. Notes, 144A(a)	6.625	05/13/27	1,163	1,146,492
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	6.625	11/01/25	19,422	18,354,333
Gtd. Notes, 144A	9.250	08/01/24	2,000	1,930,001
				79,984,823
Pharmaceuticals 1.7%
AdaptHealth LLC, Gtd. Notes, 144A(a)	6.125	08/01/28	14,451	13,510,963
Bausch Health Americas, Inc., Gtd. Notes, 144A(a)	8.500	01/31/27	38,200	30,382,934
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	4,150	2,651,546
Gtd. Notes, 144A	7.000	01/15/28	7,010	4,781,761
Sr. Sec’d. Notes, 144A	4.875	06/01/28	784	673,644

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	41,702	34,714,894
				86,715,742
Pipelines 1.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	2,200	2,208,930
Gtd. Notes, 144A	7.875	05/15/26	22,775	24,104,360
EQM Midstream Partners LP,
Sr. Unsec’d. Notes(a)	4.125	12/01/26	3,729	3,492,579
Sr. Unsec’d. Notes	4.750	07/15/23	7,033	7,168,700
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	2,505	2,549,063

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%	08/01/27	6,197	$6,018,592
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	7,020	6,798,477
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	03/01/27	3,890	3,792,413
Gtd. Notes, 144A	7.500	10/01/25	7,060	7,258,673
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.600	02/01/25	8,075	7,888,631
Sr. Unsec’d. Notes	3.950	06/01/25	3,050	3,014,941
				74,295,359
Real Estate 1.3%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	34,019	32,952,893
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	8,150	8,181,867
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	23,038	22,435,112
				63,569,872
Real Estate Investment Trusts (REITs) 4.8%
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	42,149	44,223,798
Sr. Unsec’d. Notes	4.750	05/01/24	10,585	10,068,172
Sr. Unsec’d. Notes	4.750	02/15/28	3,000	2,511,464
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(a)	5.000	10/15/27	10,925	10,828,434
Gtd. Notes(a)	5.250	08/01/26	1,485	1,497,338

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	27,462	28,515,168
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	4.750	10/15/27	10,000	9,636,309
Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	650	650,738
SBA Communications Corp., Sr. Unsec’d. Notes(a)	3.875	02/15/27	21,953	21,459,274

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875%	02/15/25		89,698	$92,067,863
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		4,290	4,075,697
Gtd. Notes, 144A	4.500	09/01/26		10,120	9,674,039
Gtd. Notes, 144A	4.625	06/15/25		1,430	1,396,739
Gtd. Notes, 144A	5.625	05/01/24		5,088	5,143,682
					241,748,715
Retail 1.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.875	01/15/28		1,900	1,793,352
At Home Group, Inc., Sr. Sec’d. Notes, 144A	4.875	07/15/28		725	583,795
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		8,978	8,682,186
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	5,307	5,372,987
Sr. Sec’d. Notes	6.250	10/30/25	EUR	6,809	7,019,063
Sr. Sec’d. Notes, 144A	6.750	02/07/25		20,050	19,512,404
Sr. Sec’d. Notes, 144A	8.500	10/30/25		17,426	17,647,449

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		9,695	9,459,010
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%(a)	8.250	03/15/26		5,000	4,640,951
					74,711,197
Semiconductors 0.3%
Microchip Technology, Inc., Gtd. Notes	4.250	09/01/25		16,242	16,276,279
Software 2.3%
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25		16,590	16,169,677
Camelot Finance SA, Sr. Sec’d. Notes, 144A(a)	4.500	11/01/26		66,801	64,123,221

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Gtd. Notes, 144A	5.750%	03/01/25	21,241	$21,139,594
Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A(a)	3.875	07/01/28	6,185	5,792,938
SS&C Technologies, Inc., Gtd. Notes, 144A(a)	5.500	09/30/27	8,000	8,016,930
				115,242,360
Telecommunications 6.8%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	32,099	32,226,419
CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000	06/15/25	8,463	7,898,059
CommScope, Inc., Sr. Sec’d. Notes, 144A	6.000	03/01/26	23,443	23,005,951
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%	10.000	04/01/24	1,956	1,884,110
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	3,128	2,662,187
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	5,665	5,505,044
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24	15,663	14,977,144
Sr. Sec’d. Notes, 144A	8.750	05/25/24	14,353	13,701,552

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	11,300	8,910,977
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	13,720	13,276,031
Sr. Sec’d. Notes, 144A	7.000	10/15/28	4,425	4,260,760

Intelsat Jackson Holdings SA Escrow (Luxembourg), Gtd. Notes^	5.500	08/01/23(d)	6,971	7
Level 3 Financing, Inc.,
Gtd. Notes(a)	5.250	03/15/26	49,587	48,700,534
Gtd. Notes	5.375	05/01/25	27,082	27,077,862
Gtd. Notes, 144A	4.250	07/01/28	10,200	9,060,490
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/25	5,000	4,928,509
Sr. Unsec’d. Notes, Series W	6.750	12/01/23	2,753	2,833,591

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	16,706	$16,878,862
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	11,700	12,424,357
Gtd. Notes	7.625	02/15/25	2,215	2,396,749
Gtd. Notes	7.625	03/01/26	1,500	1,662,000
Gtd. Notes	7.875	09/15/23	23,284	24,455,025

T-Mobile USA, Inc., Gtd. Notes	2.625	04/15/26	1,052	992,726
Viasat, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.625	04/15/27	7,282	7,012,094
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	27,817	26,381,074

Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	4.000	03/01/27	31,329	27,359,958
				340,472,072
Toys/Games/Hobbies 0.0%
Mattel, Inc., Gtd. Notes, 144A	3.375	04/01/26	1,400	1,360,080
Transportation 0.1%
XPO Logistics, Inc., Gtd. Notes, 144A	6.250	05/01/25	5,099	5,261,565
Trucking & Leasing 0.1%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500	05/01/28	6,125	5,264,613

Total Corporate Bonds (cost $4,223,501,358)				3,986,944,512
Sovereign Bonds 0.0%
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	6.608(s)	07/31/30	92	50,891
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/40	125	69,064
Sr. Unsec’d. Notes, 144A	1.000(cc)	07/31/35	535	342,614
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/30	324	269,169

Total Sovereign Bonds (cost $795,478)				731,738

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(h)(k) 5.1%
U.S. Treasury Notes (cost $252,974,647)	2.500%	04/30/24	253,980	$253,870,867

	Shares
Common Stocks 2.2%
Electric Utilities 0.1%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $4,444,497; purchased 02/28/19 )*^(f)	41,315	5,205,690
Gas Utilities 0.2%
Ferrellgas Partners LP (Class B Stock)	50,306	10,312,730
Hotels, Restaurants & Leisure 0.2%
CEC Entertainment, Inc.*	366,068	7,382,310
Oil, Gas & Consumable Fuels 1.7%
Chesapeake Energy Corp.(a)	876,941	85,396,515
Chesapeake Energy Corp. Backstop Commitment	5,043	491,087
		85,887,602
Wireless Telecommunication Services 0.0%
Intelsat Emergence SA (Luxembourg)*	65,184	1,959,594

Total Common Stocks (cost $33,146,328)		110,747,926

	Units
Rights* 0.0%
Diversified Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), expiring 12/05/25^	6,825	13,010
Intelsat Jackson Holdings SA, Series B (Luxembourg), expiring 12/05/25^	6,825	2,398

Total Rights (cost $0)		15,408

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Units	Value
Warrants* 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24^ (cost $1)	6,759,788	$31,771

Total Long-Term Investments (cost $4,980,119,976)		4,800,461,613

	Shares
Short-Term Investments 12.7%
Affiliated Mutual Funds 10.8%
PGIM Core Short-Term Bond Fund(wc)	1,647,270	15,023,103
PGIM Core Ultra Short Bond Fund(wc)	49,014,659	49,014,659
PGIM Institutional Money Market Fund (cost $476,930,008; includes $476,664,402 of cash collateral for securities on loan)(b)(wc)	477,368,335	476,986,440

Total Affiliated Mutual Funds (cost $540,951,305)		541,024,202
Unaffiliated Fund 1.9%
Dreyfus Government Cash Management (Institutional Shares) (cost $96,222,018)	96,222,018	96,222,018

Total Short-Term Investments (cost $637,173,323)		637,246,220

TOTAL INVESTMENTS 108.6% (cost $5,617,293,299)		5,437,707,833
Liabilities in excess of other assets(z) (8.6)%		(430,691,155)

Net Assets 100.0%		$5,007,016,678

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
bps—Basis Points
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
OTC—Over-the-counter

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $14,186,985 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $461,803,100; cash collateral of $476,664,402 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $4,444,497. The aggregate value of $5,205,690 is 0.1% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at May 31, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Trident TPI Holdings, Inc., Tranche B-3 DDTL Commitments, 3 Month LIBOR + 4.000%, 4.000%(c), Maturity Date 09/15/28 (cost $197,553)	198	$188,487	$—	$(9,066)
Futures contracts outstanding at May 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,037	2 Year U.S. Treasury Notes	Sep. 2022	$218,912,320	$276,969

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Futures contracts outstanding at May 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
56	5 Year Euro-Bobl	Sep. 2022	$7,528,076	$(29,975)
3,708	5 Year U.S. Treasury Notes	Sep. 2022	418,830,206	635,492
5	20 Year U.S. Treasury Bonds	Sep. 2022	697,188	(4,378)
7	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	1,090,250	(6,278)
3	Euro Schatz Index	Sep. 2022	352,323	30
				871,860
Short Positions:
26	10 Year Euro-Bund	Sep. 2022	4,240,716	4,979
956	10 Year U.S. Treasury Notes	Sep. 2022	114,197,192	130,644
				135,623
				$1,007,483
Forward foreign currency exchange contracts outstanding at May 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/06/22	BNP Paribas S.A.	GBP	4,315	$5,393,732	$5,437,751	$44,019	$—
Euro,
Expiring 06/02/22	The Toronto-Dominion Bank	EUR	13,677	14,675,809	14,683,698	7,889	—
				$20,069,541	$20,121,449	51,908	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/06/22	Barclays Bank PLC	GBP	4,315	$5,296,746	$5,437,751	$—	$(141,005)
Expiring 07/05/22	BNP Paribas S.A.	GBP	4,315	5,394,854	5,438,920	—	(44,066)
Euro,
Expiring 06/02/22	BNP Paribas S.A.	EUR	13,677	14,700,194	14,683,698	16,496	—
Expiring 07/05/22	The Toronto-Dominion Bank	EUR	13,677	14,701,015	14,710,806	—	(9,791)
				$40,092,809	$40,271,175	16,496	(194,862)
						$68,404	$(194,862)

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at May 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	06/20/22	5.000%(Q)	12,000	0.948%	$148,600	$22,679	$125,921	Credit Suisse International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date		Value at May 31, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.38.V1	06/20/27	5.000%(Q)	30,080	$(1,366,363)		$(787,192)		$579,171
CDX.NA.IG.38.V1	06/20/32	1.000%(Q)	33,915	472,666		359,551		(113,115)
				$(893,697)		$(427,641)		$466,056
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at May 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	Morgan Stanley & Co. International PLC	12/20/22	(10,280)	$(528,161)	$—	$(528,161)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	BNP Paribas S.A.	12/20/22	(4,740)	(186,312)	—	(186,312)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	Morgan Stanley & Co. International PLC	12/20/22	(4,510)	(44,238)	—	(44,238)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	BNP Paribas S.A.	3/20/23	(6,160)	(257,346)	—	(257,346)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	Morgan Stanley & Co. International PLC	3/20/23	(5,520)	(151,849)	—	(151,849)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	Barclays Bank PLC	3/20/23	(2,830)	(74,456)	—	(74,456)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	BNP Paribas S.A.	6/20/23	(4,740)	(129,579)	—	(129,579)
					$(1,371,941)	$—	$(1,371,941)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).